DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           INTERMEDIATE TERM SERIES--403
                           (A UNIT INVESTMENT TRUST)
                           -  PORTFOLIO OF SHORT-INTERMEDIATE TERM MUNICIPAL
                              BONDS
                           - DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL INCOME TAX
                           -  INCOME DISTRIBUTIONS TWICE A YEAR

SPONSORS:
MERRILL LYNCH,             -----------------------------------------------------
PIERCE, FENNER & SMITH     The Securities and Exchange Commission has not
INCORPORATED               approved or disapproved these Securities or passed
SALOMON SMITH BARNEY INC.  upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated March 31, 2000.

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Defined Asset Funds-SM-
Defined Asset Funds-Registered Trademark-is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, NOVEMBER 30, 1999.

CONTENTS
                                       PAGE
                                       ----
Risk/Return Summary..................     3
What You Can Expect From Your
  Investment.........................     7
  Income Twice A year................     7
  Return Figures.....................     7
  Records and Reports................     7
The Risks You Face...................     8
  Interest Rate Risk.................     8
  Call Risk..........................     8
  Reduced Diversification Risk.......     8
  Liquidity Risk.....................     8
  Concentration Risk.................     8
  Bond Quality Risk..................     8
  Insurance Related Risk.............     8
  Litigation and Legislation Risks...     9
Selling or Exchanging Units..........     9
  Sponsors' Secondary Market.........     9
  Selling Units to the Trustee.......     9
  Exchange Option....................    10
How The Fund Works...................    10
  Pricing............................    10
  Evaluations........................    11
  Income.............................    11
  Expenses...........................    11
  Portfolio Changes..................    11
  Fund Termination...................    12
  Certificates.......................    12
  Trust Indenture....................    12
  Legal Opinion......................    13
  Auditors...........................    13
  Sponsors...........................    13
  Trustee............................    13
  Underwriters' and Sponsors'
    Profits..........................    14
  Public Distribution................    14
  Code of Ethics.....................    14
  Year 2000 Issues...................    15
Taxes................................    14
Supplemental Information.............    15
Financial Statements.................   D-1

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RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of municipal revenue bonds with an estimated average life of 4 years.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 16
     short-intermediate term tax-exempt
     municipal bonds, and some short-term
     bonds reserved to pay the deferred sales fee, with a current aggregate face amount of $12,085,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Fund's portfolio is not managed.
  -  When the bonds were initially deposited
     (December 4, 1998), they were rated A or better by Standard & Poor's, Moody's or
     Fitch, or in the opinion of the agent
     for the Sponsors had similar credit
     quality to bonds rated A or better. THE
     CREDIT QUALITY OF THE BONDS MAY
     CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  17% of the bonds are backed by bank
     letters of credit.
  -  10% of the bonds are insured by
     insurance companies.

     Letters of credit and insurance
     guarantee timely payments of principal
     and interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  -  Cooperatives                              9%
  -  General Obligation                        5%
  -  Hospital/Health Care                     11%
  -  Housing                                  14%
  -  Industrial Development Revenue          15%
  -  Miscellaneous                              2%
  -  Municipal Electric Utilities             19%
  -  Refunded Bonds                           2%
  -  Solid Waste Disposal                      8%
  -  Special Tax                              15%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:
  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.
  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want income free from
     regular federal income tax. You will
     benefit from a professionally selected
     and supervised portfolio whose risk is
     reduced by investing in bonds of several different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment, if you are
     subject to AMT or if you cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (PAYABLE ON THE 25TH DAY
     OF EACH JUNE AND DECEMBER):
     Semi-Annual Income per 1,000 units              $21.80
     Annual Income per 1,000 units                   $43.60
     RECORD DAY: 10th day of each June and
     December

     THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE;
     ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     you may pay, directly or indirectly,
     when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of $1,000
     invested)                                 2.50%
     You will pay an up-front sales fee of
     1.564% as well as a total deferred sales
     fee of $9.36 per 1,000 units (paid in
     quarterly installments November,
     February, May and August, through
     February, 2001).

     Employees of some of the Sponsors and
     their affiliates may be charged a
     reduced sales fee of no less than $5.00
     per unit.

     The maximum sales fee is reduced if you
     invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.50%
     $100,000 to $249,999          2.25%
     $250,000 to $499,999          2.00%
     $500,000 to $999,999          1.75%
     $1,000,000 and over           1.50%

     Maximum Exchange Fee          1.50%

                                                        $0.62
     Trustee's Fee
                                                        $0.45
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
     ESTIMATED ANNUAL FUND OPERATING EXPENSES
                                                       AMOUNT
                                                   PER 1,000 UNITS
                                                   ---------------
                                                        $0.10
     Evaluator's Fee
                                                        $0.20
     Other Operating Expenses
                                                        -----
                                                        $1.37
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE
     PAST?

     IN THE FOLLOWING CHART WE SHOW PAST
     PERFORMANCE OF PRIOR SHORT-INTERMEDIATE
     SERIES, WHICH HAD THE SAME INVESTMENT
     OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS AS THIS FUND. These prior
     Short-Intermediate Series were offered
     between March 11, 1992 and October 3,
     1996 and were outstanding on December
     31, 1999. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS
     ENDED 12/31/99.

                          WITH SALES FEE       NO SALES FEE
                         1 YEAR   5 YEARS    1 YEAR   5 YEARS
 -------------------------------------------------------------
 High                     1.93     5.07%     2.98%     5.78%
 Average                 -0.44      4.18      0.95      4.85
 Low                     -2.68      2.91     -1.86      3.49


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is $250.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER 1,000 UNITS          $990.06
     (as of November 30, 1999)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee.
     You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income twice a year. In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax.
     Interest on approximately 61% of the bonds will be taken into account in determining your preference items for alternative minimum tax purposes. A portion of the income may also be exempt from state and local personal income taxes, depending on where you live.

     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $10.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting with no sales fee in the Municipal Fund
     Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES
     AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.
     THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION
     TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD
     DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

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    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                                      EFFECTIVE
TAXABLE INCOME 2000*                  % TAX                                  TAX-FREE YIELD OF
  SINGLE RETURN      JOINT RETURN     BRACKET      3%        3.5%        4%        4.5%        5%        5.5%        6%
                                                                    IS EQUIVALENT TO A TAXABLE YIELD OF
---------------------------------------------------------------------------------------------------------------------------
$      0- 26,250   $      0- 43,850    15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
---------------------------------------------------------------------------------------------------------------------------
$ 26,251- 63,550   $ 43,851-105,950    28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
---------------------------------------------------------------------------------------------------------------------------
$ 63,551-132,600   $105,951-161,450    31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
---------------------------------------------------------------------------------------------------------------------------
$132,601-288,350   $161,451-288,350    36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
---------------------------------------------------------------------------------------------------------------------------
  OVER $288,350    OVER $288,350       39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93
---------------------------------------------------------------------------------------------------------------------------

TAXABLE INCOME 20
  SINGLE RETURN     6.5%
                      IS
                   EQUIVALENT
                     TO A
                   TAXABLE
                   YIELD OF
-----------------
$      0- 26,250     7.65
-----------------
$ 26,251- 63,550     9.03
-----------------
$ 63,551-132,600     9.42
                   --------
-----------------
$132,601-288,350    10.16
                   --------
-----------------
  OVER $288,350     10.76
                   --------
-----------------

To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 2000 federal income tax rates and assumes that all income would otherwise be taxed at a U.S. investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

                MUNICIPAL BONDS AND THE ALTERNATIVE MINIMUM TAX

       INCOME+             MAXIMUM "PREFERENCE" INCOME
                              WITHOUT TRIGGERING AMT
                             (STATE INCOME TAX RATES)
SINGLE ++   JOINT ++        0%          7%         11%
----------------------------------------------------------
            $50,000      $20,000     $15,000     $13,000
----------------------------------------------------------
$30,000                  $19,000     $16,000     $14,000
----------------------------------------------------------
            $100,000     $24,000     $15,000     $11,000
----------------------------------------------------------
$55,000                  $21,000     $16,000     $13,000
----------------------------------------------------------
            $225,000     $30,000     $12,000     $ 3,000
----------------------------------------------------------
$205,000                 $30,000     $14,000     $ 6,000
----------------------------------------------------------

NOTES:
 + Regular taxable income plus state income taxes
   and personal exemptions.
 ++ Assuming no dependents.
Under federal tax law, interest income on certain municipal bonds, although exempt from regular income tax, is treated as a 'preference' item for purposes of AMT. The table above shows amounts of such municipal bond 'preference' interest income, assuming no other 'preference' or similar items apply, that individual taxpayers could receive in 2000 without becoming subject to the AMT. The table gives information for single and joint returns of U.S. individuals having no dependents. The table provides three income levels and three hypothetical state income tax rates. The table further assumes that the stated amount of municipal bond 'preference' interest income is subject to state income taxes.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME TWICE A YEAR

The Fund will pay you regular semi-annual income. Your income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity. For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be "concentrated" in that bond type, which makes the Fund less diversified. However, this Fund is not concentrated in any particular type of bond.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds may be backed by insurance companies (as shown under Portfolio). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.50%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

These costs are amortized over the first five years of the Fund.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales charges you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the

Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. Consult your tax adviser in this regard.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          INTERMEDIATE TERM SERIES - 403,
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders of Municipal Investment Trust Fund, Intermediate Term Series - 403, Defined Asset Funds:

          We have audited the accompanying statement of condition of Municipal Investment Trust Fund, Intermediate Term Series - 403, Defined Asset Funds, including the portfolio, as of November 30, 1999 and the related statements of operations and of changes in net assets for the period December 5, 1998 to November 30, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

          We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at November 30, 1999, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Intermediate Term Series - 403, Defined Asset Funds at November 30, 1999 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.



          DELOITTE & TOUCHE LLP


          New York, N.Y.
          March 20, 2000



                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 403,
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of November 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 12,140,916 )(Note 1)........                                                 $11,699,510
       Securites called for redemption -
          at value (cost $40,000)(Note 5) .............                                                      40,000
       Accrued interest ...............................                                                     200,110
       Accrued interest on Segregated Bonds (Note 5) ..                                                       1,719
       Income payables receivable .....................                                                      12,008
       Cash - income ..................................                                                      40,574
       Cash - income on Segregated Bonds ..............                                                      16,420
       Cash - principal ...............................                                                       1,073
       Principal payments receivable ..................                                                       2,621
                                                                                                        -----------
         Total trust property .........................                                                  12,014,035

     LESS LIABILITIES:
       Income payments payable (Segregated Bonds) .....                                 $     9,281
       Principal payments payable (Segregated Bonds) ..                                      25,719
       Accrued Sponsors' fees .........................                                       4,480          39,480
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       12,004,723 units of fractional undivided
          interest outstanding (Note 3)................                                  11,726,343

       Undistributed net investment income ............                                     248,212     $11,974,555
                                                                                        -----------     ===========

     UNIT VALUE ($ 11,974,555 / 12,004,723 units ).....                                                 $    .99749
                                                                                                        ===========

                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 403,
     DEFINED ASSET FUNDS



     STATEMENT OF OPERATIONS

                                                                                    December 5, 1998
                                                                                           to
                                                                                      November 30,
                                                                                          1999
                                                                                          ----

     INVESTMENT INCOME:
       Interest income ........................                                       $   545,260
       Interest income on Segregated
         Bonds (Note 5) .......................                                             8,858
       Trustee's fees and expenses ............                                           (10,094)
       Sponsors' fees .........................                                            (4,806)
                                                                                      ------------
       Net investment income ..................                                           539,218
                                                                                      ------------


     REALIZED AND UNREALIZED LOSS
       ON INVESTMENTS:
       Realized loss on
         securities sold or redeemed ..........                                           (13,516)
       Unrealized depreciation
         of investments .......................                                          (441,406)
                                                                                      ------------
       Net realized and unrealized
          loss on investments .................                                          (454,922)
                                                                                      ------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                       $    84,296
                                                                                      ============

                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 403,
     DEFINED ASSET FUNDS



     STATEMENT OF CHANGES IN NET ASSETS

                                                                                    December 5, 1998
                                                                                           to
                                                                                      November 30,
                                                                                          1999
                                                                                          ----

     OPERATIONS:
       Net investment income ..................                                       $   539,218
       Realized loss on
         securities sold or redeemed ..........                                           (13,516)
       Unrealized depreciation
         of investments .......................                                          (441,406)
                                                                                      ------------
       Net increase in net assets
         resulting from operations ............                                            84,296
                                                                                      ------------

     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                          (276,658)
                                                                                      ------------

     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Principal ............................                                           (71,911)

       Redemption amounts:
         Income ...............................                                            (5,490)
         Principal ............................                                          (271,598)
                                                                                      ------------
       Net share transactions .................                                          (348,999)
                                                                                      ------------

     NET DECREASE IN NET ASSETS ...............                                          (541,361)

     NET ASSETS AT BEGINNING OF PERIOD ........                                        12,515,916
                                                                                      ------------
     NET ASSETS AT END OF PERIOD ..............                                       $11,974,555
                                                                                      ============
     PER UNIT:
       Income distributions during
         period ...............................                                       $    .02252
                                                                                      ============
       Net asset value at end of
         period ...............................                                       $    .99749
                                                                                      ============
     TRUST UNITS:
       Redeemed during period .................                                           280,277
       Outstanding at end of period ...........                                        12,004,723
                                                                                      ============

                       See Notes to Financial Statements.


                                     D - 4.

          MUNICIPAL INVESTMENT TRUST FUND,
          INTERMEDIATE TERM SERIES - 403,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on December 5, 1998 was based upon offering side evaluations at December 3, 1998, the day prior to the Date of Deposit. Cost of securities at December 5, 1998 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          Semi-annual distribution of net investment income are made to Holders. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of 12,004,723 units at Date of Deposit ................                                  $12,230,371
          Transfer to capital of interest on Segregated Bonds (Note 5)                                        8,858
          Redemptions of units - net cost of 280,277 units redeemed
            less redemption amounts (principal).......................                                       13,947
          Deferred sales charge (Note 5) .............................                                      (71,911)
          Realized loss on securities sold or redeemed ...............                                      (13,516)
          Unrealized depreciation of investments .....................                                     (441,406)
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $11,726,343
                                                                                                        ===========

     4.   INCOME TAXES

          As of November 30, 1999, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $441,406, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $12,180,916 at November 30, 1999.


                                     D - 5.

          MUNICIPAL INVESTMENT TRUST FUND,
          INTERMEDIATE TERM SERIES - 403,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS


     5.   DEFERRED SALES CHARGE

            $85,000 face amount of Baltimore Cnty., MD, Econ. Dev. Rev. Bonds (E. John Schmitz & Sons Proj.), Ser. 1988 (First Natl. Bank of Maryland -Letter of Credit), have been segregated to fund the deferred sales charges. The sales charges are being paid for with the proceeds received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $1.88 per 1,000 Unit is charged on a quarterly basis in the first year and $1.87 per 1,000 Unit is charged on a quarterly basis in the second year, and paid to the Sponsors periodically by Trustee on behalf of the Holders, up to an aggregate of $5 per 1,000 Unit over the first two years of the life of the Fund. Should a Holder redeem Units prior to the second anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 403,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1999

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)     Amount     Coupon      Maturities(3) Provisions(3)   Cost(2)    Value(2)
            ----------                       ---------  ----------- -----------   ------------- ------------  ----------  ---------
   1 Industrial Dev. Auth. of Halifax Cnty.,    (c)     $ 1,075,000     4.250 %      2002      None         $ 1,076,946 $ 1,048,684
     VA, Exempt Fac. Rfdg. Rev. Bonds (Old
     Dominion Elec. Coop. Proj.), Ser. 1998
     (AMT)(5)

   2 County of Kendall, IL, Indl. Dev.          A1(a)     1,255,000     4.750        2003      12/01/03       1,268,880   1,224,667
     Rev. Bonds (AVTEC Industries Proj.)                                                       @  100.00
     (Firstar Bank, Milwaukee, NA - Letter
     of Credit) (AMT)(5) (8)

   3 Baltimore Cnty., MD, Econ. Dev. Rev. Bonds A1(a)        50,000     5.500        2002      None              50,000      50,000
     (E. John Schmitz & Sons Proj.), Ser. 1988
     (First Natl. Bank of Maryland - Letter of               50,000     5.500        2003      None              50,000      50,000
     Credit) (AMT)(5) (7) (8)
                                                             50,000     5.500        2003      None              50,000      50,000

                                                             50,000     5.500        2003      None              50,000      50,000

                                                             50,000     5.500        2003      None              50,000      50,000

                                                             50,000     5.500        2004      None              50,000      50,000

                                                             25,000     5.500        2004      None              25,000      25,000

                                                             25,000     5.500        2004      None              25,000      25,000

                                                             25,000     5.500        2004      None              25,000      25,000

                                                             50,000     5.500        2002      None              50,000      50,000

                                                             50,000     5.500        2001      12/02/99          50,000      50,000
                                                                                               @  100.000

                                                             50,000     5.500        2001      12/02/99          50,000      50,000
                                                                                               @  100.000

                                                             50,000     5.500        2001      12/02/99          50,000      50,000
                                                                                               @  100.000

                                                             50,000     5.500        2002      12/02/99          50,000      50,000
                                                                                               @  100.000

                                                             50,000     5.500        2002      12/02/99          50,000      50,000
                                                                                               @  100.000

                                                             50,000     5.500        2002      12/02/99          50,000      50,000
                                                                                               @  100.000


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 403,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1999

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
     Baltimore Cnty., MD, Econ. Dev. Rev.       A1(a)   $    35,000(6)  5.500 %      2000      None         $    35,000 $    35,000
     Bonds (E. John Schimtz & Son Proj.), Ser.
     1988 (First Natl. Bank of Maryland -                    50,000(6)  5.500        2000      None              50,000      50,000
     Letter of Credit) (AMT)(5) (7) (8)

   4 State of Mississippi, G.O. Port Imp.       AA          400,000     4.200        2005      None             400,000     378,476
     Bonds (Port of Gulfport), Ser. 16 (AMT)(5)

   5 Emanuel Cnty., GA, G.O. Bonds, Ser. 1998   (c)         200,000     4.700        2005      None             202,268     192,640

   6 Hospital Auth. of Elkhart Cnty., IN,       A1(m)     1,000,000     4.000        2005      None             982,640     924,060
     Hosp. Rev. Bonds (Elkhart Gen Hosp.,
     Inc.), Ser. 1998

   7 The Health, Educl. and Hsg. Fac. Bd. of    A-          335,000     4.300        2004      None             335,000     318,796
     the City of Chattanooga, TN, Hosp. Imp.
     and Rfdg. Rev. Bonds (Siskin Hosp. for
     Physical Rehab., Inc. Proj.), Ser. 1998

   8 City of Chula Vista, CA, Multi-Family      AAA         250,000     4.350        2004      None             250,555     242,123
     Hsg. Rev. Bonds (Gateway Town Ctr.),
     Ser. 1998 A (AMT)(5)                                   255,000     4.350        2004      None             255,617     246,095

                                                            265,000     4.450        2005      None             265,689     255,198

                                                            275,000     4.450        2005      None             275,767     263,967

   9 Maine State Hsg. Auth., Mtge.              AA          110,000     4.550        2005      None             110,322     107,474
     Purchase Bonds, 1998 Ser. C-2 (AMT)(5)

  10 Missouri Hsg. Dev. Comm., Single           AAA         200,000     4.150        2004      None             200,000     194,456
     Family Mtge. Rev. Bonds (Homeownership
     Loan Prog.), Ser. 1998 E-1                             200,000     4.250        2005      None             200,000     192,418

  11 Wyoming Cmnty. Dev. Auth., Hsg. Rev.       AA          100,000     4.250        2004      None             100,000      96,990
     Bonds, 1998 Ser. 3 (AMT)(5)
                                                             35,000     4.350        2005      None              35,000      33,813


                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 403,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of November 30, 1999


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  12 Emanuel Cnty. Dev. Auth., GA, Indl.        (c)     $   615,000     5.300 %      2004      None         $   636,199 $   610,148
     Rev. Rfdg. Bonds (Costal Plain Ventures,
     L.L.C Proj.), Ser. 1998 A (AMT)(5)

  13 Indian Hills Cmnty. Coll., IA, Indl.       A1(m)        80,000     4.400        2001      None              80,752      79,434
     New Jobs Training Certs. (Merged Area
     XV), Ser. 1998 - 3B (AMT)(5)                            90,000     4.500        2002      None              91,160      88,829

                                                            115,000     4.600        2003      None             116,865     112,867

                                                            140,000     4.650        2004      None             142,374     136,238

                                                            165,000     4.700        2005      None             167,769     159,093

  14 Western Iowa Tech. Cmnty. Coll., Indl.     A2(m)        90,000     4.650        2002      None              91,596      88,864
     New Jobs Training Certs. (Merged Area
     XII), Ser. 1998 - 1B (AMT)(5)                           75,000     4.600        2001      None              76,058      74,549

                                                            115,000     4.700        2003      None             117,332     112,677

                                                            150,000     4.800        2004      None             153,635     146,177

                                                            200,000     4.900        2005      None             205,594     194,220

  15 City of Dubuque, IA, Variable/Fixed        A         1,300,000     4.300        2003      11/01/03       1,305,668   1,266,616
     Rate Demand Poll. Ctl. Rfdg. Rev. Bonds                                                   @  100.000
     (Interstate Pwr. Co. Proj.), Ser. 1998 (8)

  16 New York State Energy Research             AAA       1,000,000     4.200        2003      12/01/03       1,002,230     970,950
     and Dev. Auth., Poll. Ctl. Rfdg. Rev.                                                     @  100.000
     Bonds (Central Hudson Gas & Elec. Corp.
     Proj.), Ser. 1998 A (AMBAC Ins.) (4)
     (AMT)(5) (8)

  17 Southeastern Pub. Svc. Auth. of Virginia,  (c)       1,000,000     4.400        2005      None           1,000,000     950,250
     Sr. Sub. Rev. Bonds, Ser. 2

  18 Oklahoma City Pub. Prop. Auth., OK, Rev.   AA          185,000     4.100        2003      None             185,000     178,741
     Rfdg. and Imp. Bonds (Oklahoma City Golf
     Sys.), Ser.1998 (Asset Guaranty Ins.) (4)
                                                         ----------                                          ----------  ----------
     TOTAL                                              $12,085,000                                         $12,140,916 $11,699,510
                                                         ==========                                          ==========  ==========


                             See Notes to Portfolio.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 403,
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIO
     As of November 30, 1999

    (1) The ratings are of the bonds themselves by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc if followed by "(m)", or by Fitch Investors Service, Inc if followed by "(f)"; "(a)" indicates that it is a rating of the outstanding debt obligations of the institution providing the letter of credit or guarantee; "(b)" indicates that while there is no such available rating, in the opinion of Defined Asset Funds research analysts, the bond has credit characteristics comparable to bonds rated "A" or better; "(c)" indicates that while there is no such available rating, in the opinion of Defined Asset Funds research analysts, the bond does not have credit characteristics comparable to bonds rated "A" or better. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4)   Insured by the indicated municipal bond insurance company.

    (5) Securities that are tax preference items for purposes of the Alternative Minimum Tax are indicated by "(AMT)".

    (6) These bonds have been segregated to fund the deferred sales charges.

    (7) Certain bonds are covered by a letter of credit which may expire prior to the maturity dates of the bonds. Upon expiration of a letter of credit , the issurer of the is obligated to obtain a replacement letter of credit or call the bond.


                                     D - 10.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 403,
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIO
     As of November 30, 1999

    (8) Securities in Portfolio Numbers 2, 3, 15, and 16 have a stated maturity dates of December 1, 2013, December 1, 2008, November 1, 2005, and December 1, 2028 respectively. However, the Trustee, as holder of this security, has the right to cause such security to be repurchased or redeemed at par on the specific date listed under "Maturities" above. In certain instances, the corporate obligor of such security has the right to cause a third party to purchase the security in lieu of redemption. The Sponsors have given irrevocable instructions to the Trustee to exercise its right to cause such security to be redeemed, repurchased or purchased, unless it can be sold, in th opinion of the Trustee, for a net amount in excess of par before such time as the Trustee is required to exercise such rights.


                                     D - 11.

DEFINED ASSET FUNDS-SM-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most recent free             INTERMEDIATE TERM SERIES--403
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-63415) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     32707--3/00